STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
First Quarterly Distribution Paid Per Unit	$ 0.45	$ 0.55	$ 0.20
Second Quarterly Distribution Paid Per Unit	0.22	0.16	0.20
Third Quarterly Distribution Paid Per Unit	0.94	0.64	0.10
Fourth Quarterly Distribution Declared Or Paid Per Unit	$ 1.39	$ 1.18	$ 0.14